Accounts Payable and Accrued Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Liabilities Details
Trade payables	$ 129,032	$ 81,616
GST payable	12,356	7,514
Accounts Payable and Accrued Liabilities, net	$ 141,388	$ 89,130